Related Party Balance and Transactions (Details)					12 Months Ended
	Sep. 22, 2022 USD ($)	Sep. 22, 2022 CNY (¥)	Aug. 04, 2022 USD ($)	Aug. 04, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	Nov. 04, 2022 USD ($)	Nov. 04, 2022 CNY (¥)
Related Party Balance and Transactions (Details) [Line Items]
Annual interest rate percentage					4.35%				4.35%
Processing service					$ 450,591
Purchased graphite material					580,452
Service costs paid								$ 27,175
Revolving credit			$ 2,871,665	¥ 20,000,000
Utilized amount					1,938,374	¥ 13,500,000
Commercial notes					$ 3,876,748				¥ 27,000,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	$ 2,871,665	¥ 20,000,000
Obtained credit amount										$ 5,743,331	¥ 40,000,000
Assets and equity ownership percent					100.00%	100.00%
Gross consideration					$ 5,743,331	¥ 40,000,000
Paid consideration					1,486,746	10,000,000
Unpaid consideration					$ 4,307,499	¥ 30,000,000
Vice Chairman [Member]
Related Party Balance and Transactions (Details) [Line Items]
Shareholder equity, percentage					7.49%	7.49%
Shanghai Hui Yang Investment Co [Member]
Related Party Balance and Transactions (Details) [Line Items]
Shareholder equity, percentage					9.6451%	9.6451%
Mr. Sousheng Guo [Member]
Related Party Balance and Transactions (Details) [Line Items]
Shareholder equity, percentage					3.00%	3.00%
Sold amount					$ 205
Mr. Chenming Qi [Member]
Related Party Balance and Transactions (Details) [Line Items]
Shareholder equity, percentage					3.00%	3.00%
Ms. Jing Ji [Member]
Related Party Balance and Transactions (Details) [Line Items]
Shareholder equity, percentage					46.00%	46.00%
Sunrise Guizhou [Member]
Related Party Balance and Transactions (Details) [Line Items]
Shareholder equity, percentage					9.6451%	9.6451%
Guizhou Yilong [Member]
Related Party Balance and Transactions (Details) [Line Items]
Shareholder equity, percentage					3.0864%	3.0864%
Zhuhai Investment [Member]
Related Party Balance and Transactions (Details) [Line Items]
Rental fee					$ 118,475		$ 103,411	$ 96,695
Sold amount							$ 666